Note 1 - Nature of Operations and Going Concern	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of basis of consolidation [text block]
1.	Nature of Operations and Going Concern

The Company was originally incorporated under the corporate name “
424547
Alberta Ltd
.” in the Province of Alberta on
July 5, 1990,
under the
Business Corporations Act
(Alberta). The name was changed to “
Tan Range Exploration Corporation
” on
August 13, 1991.
The name of the Company was again changed to
“Tanzanian Royalty Exploration Corporation” (“TREC” or the “Company”)
on
February 28, 2006.
The address of the Company’s registered office is
82
Richmond Street East, Suite
208,
Toronto, Ontario,
M5C
1P1,
Canada. The Company’s principal business activity is in the exploration and development of mineral property interests. The Company’s mineral properties are located in United Republic of Tanzania (“Tanzania”).

The Company is in the process of exploring and evaluating its mineral properties. The business of exploring and mining for minerals involves a high degree of risk. The underlying value of the mineral properties is dependent upon the existence and economic recovery of mineral resources and reserves, the ability to raise long-term financing to complete the development of the properties, government policies and regulations, and upon future profitable production or, alternatively, upon the Company’s ability to dispose of its interest on an advantageous basis; all of which are uncertain.

The amounts shown as mineral properties and deferred exploration expenditures represent costs incurred to date, less amounts amortized and/or written off, and do not
necessarily represent present or future values. The underlying value of the mineral properties is entirely dependent on the existence of economically recoverable reserves, securing and maintaining title and beneficial interest, the ability of the Company to obtain the necessary financing to complete development, and future profitable production.

At
August 31, 2018
the Company had a working capital deficiency of
$12,010,685
(
August 31, 2017 –
$6,552,376
working capital deficiency), had
not
yet achieved profitable operations, has accumulated losses of
$103,263,959
(
August 31, 2017 –
96,566,577
). The Company will require additional financing in order to conduct its planned work programs on mineral properties, meet its ongoing levels of corporate overhead and discharge its future liabilities as they come due.

The Company’s current funding sources and taking into account the working capital position and capital requirements at
August 31, 2018,
indicate the existence of a material uncertainty that raises substantial doubt about the Company’s ability to continue as a going concern and is dependent on the Company raising additional debt or equity financing. The Company must obtain additional funding in order to continue development and construction of the Buckreef Project. The Company is continuing to pursue additional financing to fund the construction of the Buckreef Project and additional projects. Whilst the Company has been successful in obtaining financing in the past, there is no
assurance that such additional funding and/or project financing will be obtained or obtained on commercially favourable terms.

These consolidated financial statements do
not
give effect to any adjustment which would be necessary should the Company be unable to continue as a going concern and, therefore, be required to realize its assets and discharge its liabilities in other than the normal course of business and at amounts different from those reflected in the consolidated financial statements.